Employee Benefit Obligations - Funded and Unfunded Pension Plans By Region (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Surplus (deficit)	£ (122.2)	£ (122.1)	£ (136.4)
Defined benefit obligation, at present value	(381.2)	(552.6)	(688.5)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	0.7	2.3	0.4
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(29.7)	(37.1)	(28.1)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(60.1)	(52.6)	(74.0)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(33.1)	(34.7)	(34.7)
Funded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(31.4)	(26.8)	(31.0)
Defined benefit obligation, at present value	(290.3)	(457.3)	(583.1)
Funded plans by region | United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	0.7	2.3	0.4
Defined benefit obligation, at present value	(9.2)	(155.5)	(231.9)
Funded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	7.4	4.1	20.1
Defined benefit obligation, at present value	(182.9)	(208.5)	(237.9)
Funded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(34.1)	(29.1)	(45.1)
Defined benefit obligation, at present value	(70.6)	(67.9)	(87.6)
Funded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(5.4)	(4.1)	(6.4)
Defined benefit obligation, at present value	(27.6)	(25.4)	(25.7)
Unfunded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(90.8)	(95.3)	(105.4)
Defined benefit obligation, at present value	(90.9)	(95.3)	(105.4)
Unfunded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(37.1)	(41.2)	(48.2)
Defined benefit obligation, at present value	(37.1)	(41.2)	(48.2)
Unfunded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(26.0)	(23.5)	(28.9)
Defined benefit obligation, at present value	(26.0)	(23.5)	(28.9)
Unfunded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(27.7)	(30.6)	(28.3)
Defined benefit obligation, at present value	£ (27.8)	£ (30.6)	£ (28.3)